Significant Accounting Policies (Details)	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment, Depreciation Methods	straight-line method
Computer Hardware [Member]
Property and Equipment - Estimated Useful life	4 years
Fixtures, Furniture, and Equipment [Member]
Property and Equipment - Estimated Useful life	5 years
Signs [Member]
Property and Equipment - Estimated Useful life	5 years
Vehicles [Member]
Property and Equipment - Estimated Useful life	5 years